Tax expense/(benefit) - Summary of tax loss carry-forwards (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,152.0	€ 2,052.0
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,069.0	9,506.0	€ 8,803.0
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,764.0	2,975.0
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,305.0	6,531.0
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,663.0	2,066.0
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,645.0	2,050.0
France | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18.0	16.0
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	120.0	249.0
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	120.0	249.0
Germany | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.0
Spain | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	561.0	597.0
Spain | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	63.0	53.0
Spain | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	498.0	544.0
Italy | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,499.0	3,640.0
Italy | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	605.0	486.0
Italy | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,894.0	3,154.0
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,411.0	2,252.0
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.0
Brazil | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,411.0	2,252.0
Other | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	815.0	702.0
Other | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	331.0	136.0
Other | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 484.0	€ 566.0